Retirement Plan (Details)	12 Months Ended
Dec. 31, 2015
Retirement Plan [Abstract]
Percentage of payroll contributed, discription	Terms of the plan, the Company matches 100% of the first 3% of payroll contributed by the employee and 50% of the next 2% of payroll contributed by the employee to a maximum of 4% of an employee's payroll. There was no expense under this plan in either 2014 or 2015, as the plan became effective in 2016.